Establishment and Operations - Summary of Consolidated Subsidiaries (Detail)	12 Months Ended
Dec. 31, 2021
Swvl for Smart Transport Applications and Services LLC [member]
Disclosure of subsidiaries [line items]
Company name	Swvl for Smart Transport Applications and Services LLC
Country of incorporation	Egypt
Percentage of Legal ownership	99.80%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Pakistan (Private) Ltd [member]
Disclosure of subsidiaries [line items]
Company name	Swvl Pakistan (Private) Ltd.
Country of incorporation	Pakistan
Percentage of Legal ownership	99.99%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl NBO Limited [member]
Disclosure of subsidiaries [line items]
Company name	Swvl NBO Limited
Country of incorporation	Kenya
Percentage of Legal ownership	100.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Technologies Ltd [member]
Disclosure of subsidiaries [line items]
Company name	Swvl Technologies Ltd.
Country of incorporation	Kenya
Percentage of Legal ownership	100.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Technologies FZE [member]
Disclosure of subsidiaries [line items]
Company name	Swvl Technologies FZE
Country of incorporation	UAE
Percentage of Legal ownership	100.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Global FZE [member]
Disclosure of subsidiaries [line items]
Company name	Swvl Global FZE
Country of incorporation	UAE
Percentage of Legal ownership	100.00%
Principal business activities	Headquarters and management Activities
Smart Way Transportation LLC [member]
Disclosure of subsidiaries [line items]
Company name	Smart Way Transportation LLC
Country of incorporation	Jordan
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl Saudi for Information Technology [member]
Disclosure of subsidiaries [line items]
Company name	Swvl Saudi for Information Technology
Country of incorporation	Kingdom of Saudi Arabia
Percentage of Legal ownership	100.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Swvl My For Information Technology SDN BHD [member]
Disclosure of subsidiaries [line items]
Company name	Swvl My For Information Technology SDN BHD
Country of incorporation	Malaysia
Percentage of Legal ownership	100.00%
Principal business activities	Providing a technology platform to enable passenger transportation
Shotl Transportation, S.L. [member]
Disclosure of subsidiaries [line items]
Company name	Shotl Transportation, S.L.
Country of incorporation	Spain
Percentage of Legal ownership	55.00%
Principal business activities	Providing a technology platform to enable passenger transportation